Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001911545
Registrant Name	Global Interactive Technologies, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES